Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Amortization of Intangible Assets				$ 482,064
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Amortization of Intangible Assets	$ 111,667	$ 223,334